Acquisitions (Details 3) (USD $)	3 Months Ended									6 Months Ended		12 Months Ended			0 Months Ended
	Sep. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013 item	Mar. 31, 2012	Mar. 02, 2014 item	Mar. 31, 2011
Acquisitions
Number of business acquired													2
REVENUES	$ 5,380,526,000	$ 3,975,935,000	$ 2,743,445,000	$ 1,593,937,000	$ 1,385,957,000	$ 1,617,613,000	$ 1,338,208,000	$ 1,135,510,000	$ 326,436,000	$ 9,029,140,000	$ 2,979,894,000	$ 9,699,274,000	$ 4,417,767,000	$ 1,310,473,000
Operating income	7,770,000			9,945,000						(12,785,000)	2,603,000	106,565,000	87,307,000	15,030,000
Estimated fair values of the assets acquired and liabilities assumed
Goodwill	1,170,490,000	1,107,006,000				555,220,000				1,170,490,000		1,107,006,000	555,220,000	167,245,000		8,568,000
Consideration paid for acquisition
Cash paid, net of cash acquired													14,000,000
Water facility development agreement
Consideration paid for acquisition
Number of options specified in the agreement for the calculation of the purchase price												2
Maximum period for which the option is available to operate the facility												90 days
Vehicles | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment												3 years
Vehicles | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment												25 years
Water treatment facilities and equipment | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment										3 years		3 years
Water treatment facilities and equipment | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment										30 years		30 years
Buildings and leasehold improvements | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment										3 years		3 years
Buildings and leasehold improvements | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment										40 years		40 years
Other Water Services
Acquisitions
Number of business acquired												4
Number of common units issued to acquire business (in shares)												222,381
General and administrative expense		400,000										400,000
REVENUES												20,600,000
Operating income												7,100,000
Estimated fair values of the assets acquired and liabilities assumed
Accounts receivable - trade		2,391,000										2,391,000
Inventories		390,000										390,000
Prepaid expenses and other current assets		61,000										61,000
Goodwill		63,031,000										63,031,000
Accounts payable - trade		(382,000)										(382,000)
Accrued expenses and other payables		(300,000)										(300,000)
Other noncurrent liabilities		(114,000)										(114,000)
Fair value of net assets acquired		185,653,000										185,653,000
Consideration paid for acquisition
Cash paid, net of cash acquired												178,867,000
Value of common units issued												6,786,000
Total consideration paid												185,653,000
Other Water Services | Customer relationships
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets		72,000,000										72,000,000
Other Water Services | Trade names
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets		3,325,000										3,325,000
Other Water Services | Non-compete agreements
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets		260,000										260,000
Useful life of intangible assets												3 years
Other Water Services | Water facility development agreement
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets		14,000,000										14,000,000
Useful life of intangible assets												5 years
Other Water Services | Water facility option agreement
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets		2,500,000										2,500,000
Other Water Services | Water facility development agreement
Consideration paid for acquisition
Total consideration paid															21,000,000
Number of options specified in the agreement for the calculation of the purchase price															3
Maximum period for which the option is available to operate the facility															90 days
Other Water Services | Minimum | Customer relationships
Estimated fair values of the assets acquired and liabilities assumed
Useful life of intangible assets												8 years
Other Water Services | Maximum | Customer relationships
Estimated fair values of the assets acquired and liabilities assumed
Useful life of intangible assets												10 years
Other Water Services | Land
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		419,000										419,000
Other Water Services | Vehicles
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		90,000										90,000
Other Water Services | Vehicles | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment												5 years
Other Water Services | Vehicles | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment												10 years
Other Water Services | Water treatment facilities and equipment
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		24,933,000										24,933,000
Other Water Services | Water treatment facilities and equipment | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment												3 years
Other Water Services | Water treatment facilities and equipment | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment												30 years
Other Water Services | Buildings and leasehold improvements
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		3,036,000										3,036,000
Other Water Services | Buildings and leasehold improvements | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment												7 years
Other Water Services | Buildings and leasehold improvements | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment												30 years
Other Water Services | Other
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment		13,000										13,000
Other Water Services | Other | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment												3 years
Other Water Services | Other | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment												5 years
Saltwater disposal facility
Consideration paid for acquisition
Cash paid, net of cash acquired															$ 3,700,000